Condensed Consolidating Financial Information (Notes)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
20. Condensed Consolidating Financial Information
Separate condensed consolidating financial information of Western Refining, Inc. (the "Parent"), subsidiary guarantors and non-guarantors is presented below. At June 30, 2016, the Parent and certain subsidiary guarantors have fully and unconditionally guaranteed our Western 2021 Senior Unsecured Notes on a joint and several basis. NTI and WNRL are subsidiaries that have not guaranteed the Western 2021 Senior Unsecured Notes. As a result of the Parent and certain subsidiaries' guarantee arrangements, we are required to present the following condensed consolidating financial information that should be read in conjunction with the accompanying condensed consolidated financial statements and notes thereto.
Due to the retrospective adjustments of financial position, results of operations and cash flows from the guarantor to the non-guarantor entities resulting from the TexNew Mex Pipeline Transaction, we have revised the condensed consolidating financial information for all periods presented. See Note 1, Organization, for additional information on this transaction.
As of June 30, 2016, we owned a 100% limited partnership interest in NTI and a 60.8% limited partnership interest in WNRL, and the non-financial general partner interests of both entities. We are the primary beneficiary of WNRL's earnings and cash flows. We exercise control of WNRL through our 100% ownership of its general partner. Accordingly, NTI and WNRL are consolidated with the other accounts of Western.
Our transactions with WNRL, including fees paid under our pipeline, terminalling and services agreements, are eliminated and have no impact on our condensed consolidated financial statements. All intercompany accounts and transactions with NTI and WNRL are eliminated in our condensed consolidated financial statements.
NTI's long-term debt is comprised of the NTI 2020 Secured Notes and the NTI Revolving Credit Facility. NTI creditors under the NTI 2020 Secured Notes and the NTI Revolving Credit Facility have no recourse to the Parent's assets except to the extent of the assets of Northern Tier Energy GP LLC, the general partner of NTI that we wholly own. Any recourse to NTI’s general partner would be limited to the extent of the general partner’s assets that other than its investment in NTI are not significant. Furthermore, the Parent's creditors have no recourse to the assets of NTI's general partner, NTI and its consolidated subsidiaries. See Note 9, Long-Term Debt, for a description of NTI’s debt obligations.
WNRL generates revenues by charging fees and tariffs for transporting crude oil through its pipelines and truck fleet, for transporting refined and other products through its terminals and pipelines, for providing storage in its storage tanks and at its terminals and selling refined products through its wholesale distribution network. We do not provide financial or equity support through any liquidity arrangements and/or debt guarantees to WNRL.
WNRL's long-term debt is comprised of the WNRL 2023 Senior Notes and the WNRL Revolving Credit Facility. With the exception of the assets of Western Refining Logistic GP, LLC, the general partner of WNRL, creditors have no recourse to our assets. Any recourse to WNRL’s general partner would be limited to the extent of Western Refining Logistic GP, LLC’s assets which, other than its investment and incentive distribution rights in WNRL, are not significant. Furthermore, our creditors have no recourse to the assets of WNRL and its consolidated subsidiaries. See Note 9, Long-Term Debt, for a description of WNRL’s debt obligations.
WNRL’s risks are directly associated with our operations. If we suffer significant decreases in our throughput or fail to meet desired shipping or throughput levels for an extended period of time, WNRL revenues would be reduced and WNRL could suffer substantial losses.
In the event that WNRL incurs a loss, our operating results will reflect WNRL’s loss, net of intercompany eliminations, to the extent of our ownership interests in WNRL at that point in time.
The following condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Western’s subsidiary guarantors are not included because the guarantees are full and unconditional and these subsidiary guarantors are 100% owned and jointly and severally liable for the Parent’s outstanding debt. The information is presented using the equity method of accounting for investments in subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEETS
As of June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$156,064	$42,199	$—	$198,284
Accounts receivable, trade, net of a reserve for doubtful accounts	—	175,253	363,959	—	539,212
Accounts receivable, affiliate	17,317	54,408	3,625	(75,350)	—
Inventories	—	415,349	244,013	—	659,362
Prepaid expenses	—	105,170	19,662	—	124,832
Other current assets	—	99,676	33,861	—	133,537
Total current assets	17,338	1,005,920	707,319	(75,350)	1,655,227
Restricted cash	—	1,284	—	—	1,284
Equity method investment	—	—	103,121	—	103,121
Property, plant and equipment, net	—	1,119,622	1,225,942	—	2,345,564
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	32,377	52,895	—	85,272
Investment in subsidiaries	5,397,284	—	—	(5,397,284)	—
Due from affiliate	—	2,404,572	—	(2,404,572)	—
Other assets, net	—	33,265	25,353	—	58,618
Total assets	$5,414,622	$4,597,040	$3,404,073	$(7,877,206)	$5,538,529
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$329,529	$387,892	$—	$717,421
Accounts payable, affiliate	—	—	75,350	(75,350)	—
Accrued liabilities	6,015	107,903	82,780	—	196,698
Current portion of long-term debt	10,500	—	—	—	10,500
Total current liabilities	16,515	437,432	546,022	(75,350)	924,619
Long-term liabilities:
Long-term debt, less current portion	1,330,178	—	671,196	—	2,001,374
Due to affiliate	2,404,572	—	—	(2,404,572)	—
Lease financing obligations	—	45,654	11,153	—	56,807
Deferred income tax liability, net	—	363,769	37,280	—	401,049
Deficit in subsidiaries	—	401,704	—	(401,704)	—
Other liabilities	—	65,971	6,566	—	72,537
Total long-term liabilities	3,734,750	877,098	726,195	(2,806,276)	2,531,767
Equity:
Equity - Western	1,663,357	3,282,510	1,713,070	(4,995,580)	1,663,357
Equity - Non-controlling interests	—	—	418,786	—	418,786
Total equity	1,663,357	3,282,510	2,131,856	(4,995,580)	2,082,143
Total liabilities and equity	$5,414,622	$4,597,040	$3,404,073	$(7,877,206)	$5,538,529
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$656,966	$115,515	$—	$772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	—	122,593	236,644	—	359,237
Accounts receivable, affiliate	—	55,550	3,505	(59,055)	—
Inventories	—	311,589	235,949	—	547,538
Prepaid expenses	—	55,699	17,514	—	73,213
Other current assets	—	135,139	34,589	—	169,728
Total current assets	21	1,337,536	643,716	(59,055)	1,922,218
Restricted cash	—	69,106	—	—	69,106
Equity method investment	—	—	97,513	—	97,513
Property, plant and equipment, net	—	1,099,787	1,205,384	—	2,305,171
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,401	53,544	—	84,945
Investment in subsidiaries	3,964,578	—	—	(3,964,578)	—
Due from affiliate	—	1,797,047	—	(1,797,047)	—
Other assets, net	—	42,166	22,831	—	64,997
Total assets	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$262,550	$291,407	$—	$553,957
Accounts payable, affiliate	920	—	58,135	(59,055)	—
Accrued liabilities	5,508	142,257	100,630	—	248,395
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	11,928	404,807	450,172	(59,055)	807,852
Long-term liabilities:
Long-term debt, less current portion	856,327	—	788,567	—	1,644,894
Due to affiliate	1,797,047	—	—	(1,797,047)	—
Lease financing obligations	—	42,168	11,064	—	53,232
Deferred income tax liability, net	—	275,634	37,280	—	312,914
Deficit in subsidiaries	—	395,774	—	(395,774)	—
Other liabilities	—	63,674	4,921	—	68,595
Total long-term liabilities	2,653,374	777,250	841,832	(2,192,821)	2,079,635
Equity:
Equity - Western	1,299,297	3,194,986	373,818	(3,568,804)	1,299,297
Equity - Non-controlling interests	—	—	1,646,609	—	1,646,609
Total equity	1,299,297	3,194,986	2,020,427	(3,568,804)	2,945,906
Total liabilities and equity	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,491,182	$1,278,953	$(662,827)	$2,107,308
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	1,248,465	1,016,990	(662,827)	1,602,628
Direct operating expenses (exclusive of depreciation and amortization)	—	113,600	117,569	—	231,169
Selling, general and administrative expenses	47	27,701	28,304	—	56,052
Loss (gain) on disposal of assets, net	—	35	(807)	—	(772)
Maintenance turnaround expense	—	400	—	—	400
Depreciation and amortization	—	26,796	27,563	—	54,359
Total operating costs and expenses	47	1,416,997	1,189,619	(662,827)	1,943,836
Operating income (loss)	(47)	74,185	89,334	—	163,472
Other income (expense):
Equity in earnings of subsidiaries	79,634	11,404	—	(91,038)	—
Interest income	—	103	28	—	131
Interest and debt expense	(14,172)	(758)	(11,998)	—	(26,928)
Other, net	—	24	4,317	—	4,341
Income before income taxes	65,415	84,958	81,681	(91,038)	141,016
Provision for income taxes	—	(37,935)	(217)	—	(38,152)
Net income	65,415	47,023	81,464	(91,038)	102,864
Less net income attributable to non-controlling interests	—	—	37,449	—	37,449
Net income attributable to Western Refining, Inc.	$65,415	$47,023	$44,015	$(91,038)	$65,415
Comprehensive income attributable to Western Refining, Inc.	$65,415	$47,023	$43,963	$(91,038)	$65,363
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Six Months Ended June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$2,495,722	$2,244,465	$(1,177,375)	$3,562,812
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	2,047,013	1,780,351	(1,177,375)	2,649,989
Direct operating expenses (exclusive of depreciation and amortization)	—	220,140	234,614	—	454,754
Selling, general and administrative expenses	93	52,396	56,848	—	109,337
Loss (gain) on disposal of assets, net	—	9	(911)	—	(902)
Maintenance turnaround expense	—	525	—	—	525
Depreciation and amortization	—	52,334	54,676	—	107,010
Total operating costs and expenses	93	2,372,417	2,125,578	(1,177,375)	3,320,713
Operating income (loss)	(93)	123,305	118,887	—	242,099
Other income (expense):
Equity in earnings of subsidiaries	123,359	20,708	—	(144,067)	—
Interest income	—	217	78	—	295
Interest and debt expense	(27,313)	(1,496)	(24,800)	—	(53,609)
Other, net	—	1,093	9,352	—	10,445
Income before income taxes	95,953	143,827	103,517	(144,067)	199,230
Provision for income taxes	—	(56,303)	(478)	—	(56,781)
Net income	95,953	87,524	103,039	(144,067)	142,449
Less net income attributable to non-controlling interests	—	—	46,496	—	46,496
Net income attributable to Western Refining, Inc.	$95,953	$87,524	$56,543	$(144,067)	$95,953
Comprehensive income attributable to Western Refining, Inc.	$95,953	$87,524	$56,491	$(144,067)	$95,901

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,982,418	$1,588,724	$(742,250)	$2,828,892
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	1,647,312	1,272,825	(742,250)	2,177,887
Direct operating expenses (exclusive of depreciation and amortization)	—	110,317	114,406	—	224,723
Selling, general and administrative expenses	47	29,895	29,598	—	59,540
Loss (gain) on disposal of assets, net	—	69	(456)	—	(387)
Maintenance turnaround expense	—	593	—	—	593
Depreciation and amortization	—	24,958	26,185	—	51,143
Total operating costs and expenses	47	1,813,144	1,442,558	(742,250)	2,513,499
Operating income (loss)	(47)	169,274	146,166	—	315,393
Other income (expense):
Equity in earnings of subsidiaries	147,554	9,263	—	(156,817)	—
Interest income	—	105	96	—	201
Interest and debt expense	(13,588)	(733)	(12,995)	—	(27,316)
Other, net	—	(558)	4,582	—	4,024
Income before income taxes	133,919	177,351	137,849	(156,817)	292,302
Provision for income taxes	—	(78,287)	(148)	—	(78,435)
Net income	133,919	99,064	137,701	(156,817)	213,867
Less net income attributable to non-controlling interests	—	—	79,948	—	79,948
Net income attributable to Western Refining, Inc.	$133,919	$99,064	$57,753	$(156,817)	$133,919
Comprehensive income attributable to Western Refining, Inc.	$133,919	$99,072	$57,794	$(156,817)	$133,968
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Six Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$3,765,518	$2,893,896	$(1,511,792)	$5,147,622
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	3,136,000	2,294,989	(1,511,792)	3,919,197
Direct operating expenses (exclusive of depreciation and amortization)	—	219,552	220,482	—	440,034
Selling, general and administrative expenses	94	59,425	55,824	—	115,343
Loss (gain) on disposal of assets, net	—	450	(555)	—	(105)
Maintenance turnaround expense	—	698	—	—	698
Depreciation and amortization	—	49,627	51,442	—	101,069
Total operating costs and expenses	94	3,465,752	2,622,182	(1,511,792)	4,576,236
Operating income (loss)	(94)	299,766	271,714	—	571,386
Other income (expense):
Equity in earnings of subsidiaries	267,313	17,491	—	(284,804)	—
Interest income	—	202	162	—	364
Interest and debt expense	(27,311)	(1,240)	(23,722)	—	(52,273)
Other, net	—	(513)	7,743	—	7,230
Income before income taxes	239,908	315,706	255,897	(284,804)	526,707
Provision for income taxes	—	(137,521)	(351)	—	(137,872)
Net income	239,908	178,185	255,546	(284,804)	388,835
Less net income attributable to non-controlling interests	—	—	148,927	—	148,927
Net income attributable to Western Refining, Inc.	$239,908	$178,185	$106,619	$(284,804)	$239,908
Comprehensive income attributable to Western Refining, Inc.	$239,908	$178,201	$106,660	$(284,804)	$239,965

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(28,308)	$65,062	$113,463	$(33,359)	$116,858
Cash flows from investing activities:
Capital expenditures	—	(87,970)	(69,030)	240	(156,760)
Return of capital from equity method investment	13,537	—	—	(13,537)	—
Use of restricted cash	—	67,822	—	—	67,822
Contributions to affiliate	—	(545,708)	—	545,708	—
Proceeds from the sale of assets	—	340	977	(240)	1,077
Net cash provided by (used in) investing activities	13,537	(565,516)	(68,053)	532,171	(87,861)
Cash flows from financing activities:
Additions to long-term debt	500,000	—	—	—	500,000
Payments on long-term debt and capital lease obligations	(2,750)	(467)	(718)	—	(3,935)
Borrowings on revolving credit facility	—	—	215,000	—	215,000
Repayments on revolving credit facility	—	—	(332,500)	—	(332,500)
Payments for NTI units	(859,893)	—	—	—	(859,893)
Transaction costs for NTI merger	(11,600)	—	—	—	(11,600)
Proceeds from issuance of WNRL common units	—	—	92,460	—	92,460
Offering costs for issuance of WNRL common units	—	—	(330)	—	(330)
Deferred financing costs	(11,408)	—	—	—	(11,408)
Distribution to affiliate	—	—	(46,896)	46,896	—
Purchases of common stock for treasury	(75,000)	—	—	—	(75,000)
Distribution to non-controlling interest holders	—	—	(45,742)	—	(45,742)
Dividends paid	(70,286)	—	—	—	(70,286)
Contributions from affiliates	545,708	—	—	(545,708)	—
Excess tax benefit from stock-based compensation	—	19	—	—	19
Net cash provided by (used in) financing activities	14,771	(448)	(118,726)	(498,812)	(603,215)
Net decrease in cash and cash equivalents	—	(500,902)	(73,316)	—	(574,218)
Cash and cash equivalents at beginning of year	21	656,966	115,515	—	772,502
Cash and cash equivalents at end of year	$21	$156,064	$42,199	$—	$198,284
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$31,620	$91,480	$246,086	$(77,142)	$292,044
Cash flows from investing activities:
Capital expenditures	—	(60,875)	(59,318)	648	(119,545)
Use of restricted cash	—	98,735	—	—	98,735
Return of capital from equity method investment	—	—	5,780	—	5,780
Contributions to affiliate	—	(82,371)	—	82,371	—
Proceeds from the sale of assets	—	1,118	427	(648)	897
Net cash provided by (used in) investing activities	—	(43,393)	(53,111)	82,371	(14,133)
Cash flows from financing activities:
Additions to long-term debt	—	—	300,000	—	300,000
Payments on long-term debt and capital lease obligations	(2,750)	(480)	(531)	—	(3,761)
Repayments on revolving credit facility	—	—	(269,000)	—	(269,000)
Distribution to affiliate	—	—	(77,142)	77,142	—
Deferred financing costs	—	—	(6,820)	—	(6,820)
Purchases of common stock for treasury	(25,000)	—	—	—	(25,000)
Distribution to non-controlling interest holders	—	—	(100,287)	—	(100,287)
Dividends paid	(61,114)	—	—	—	(61,114)
Contributions from affiliates	57,244	—	25,127	(82,371)	—
Excess tax benefit from stock-based compensation	—	848	—	—	848
Net cash provided by (used in) financing activities	(31,620)	368	(128,653)	(5,229)	(165,134)
Net increase in cash and cash equivalents	—	48,455	64,322	—	112,777
Cash and cash equivalents at beginning of year	21	288,986	142,152	—	431,159
Cash and cash equivalents at end of year	$21	$337,441	$206,474	$—	$543,936